SCHEDULE OF WARRANTS (Details)	6 Months Ended
	Jun. 30, 2026 $ / shares
Equity [Abstract]
Fair value of common stock on measurement date	$ 5.00
Risk free interest rate (1)	4.27%	[1]
Volatility (2)	67.47%	[2]
Dividend yield (3)	0.00%	[3]
Expected term	5 years

[1]	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
[2]	Expected volatility was estimated based on the historical volatility of comparable publicly traded companies, as the Company does not have sufficient trading history of its own stock. The Company selected peer companies in a similar industry, with a similar business model and economic risk characteristics, and computed expected volatility based on the average historical volatility of those companies over a period consistent with the expected term of the options.
[3]	The Company does not expect to pay a dividend in the foreseeable future.